Others	6 Months Ended
Jun. 30, 2023
Others
Others
12.	Others

12(1)Capital management

The Group’s objectives of capital management are to ensure the Group’s sustainable operation and to maintain an optimal capital structure to reduce the cost of capital and provide returns for shareholders. In order to maintain or adjust to optimal capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The Group monitors capital on the basis of the gearing ratio. This ratio is calculated as total liabilities divided by total equity.

As of December 31, 2022 and June 30, 2023, the Group’s gearing ratios are as follows:

	December 31, 2022	June 30, 2023
Total liabilities	$28,309	$30,880
Total equity	$181,964	$183,297
Gearing ratio	0.16	0.17

12(2)Financial instruments

A.	Financial instruments by category

	December 31, 2022	June 30, 2023
Financial assets
Financial assets at amortized cost
Cash and cash equivalents	$162,616	$37,168
Current financial assets at amortized cost	30,000	160,800
Accounts receivable	7,756	7,641
Other receivables	314	587
Guarantee deposits paid	125	124
	$200,811	$206,320

	December 31, 2022	June 30, 2023
Financial liabilities
Financial liabilities at fair value through profit or loss
Warrant liabilities	$3,207	$3,451
Financial liabilities at amortized cost
Other payables (including related parties)	$9,371	$8,144
Guarantee deposits received	25	25
	$9,396	$8,169
Lease liabilities	$338	$874

B.	Financial risk management policies
(a)	The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial position and financial performance.
(b)	Risk management is carried out by the Group’s finance department under policies approved by the management team. The Group’s finance department identifies, evaluates and hedges financial risks in close co-operation with the Group’s operating units.
C.	Significant financial risks and degrees of financial risks
(a)	Market risk

Foreign exchange risk

i.	The Group operates internationally and is exposed to exchange rate risk arising from the transactions of the Company and its subsidiaries used in various functional currency, primarily with respect to the RMB, JPY and EUR. Exchange rate risk arises from future commercial transactions and recognized assets and liabilities. Notably, the subsidiary in Taiwan, Perfect Mobile Corp. (Taiwan), changed its functional currency from NTD to USD starting from January 1, 2023. This change was made due to the majority of transactions being conducted in USD.
ii.	The Group’s business involves some non-functional currency operations (the Company’s and certain subsidiaries’ functional currency: USD; other certain subsidiaries’ functional currency: JPY, RMB and EUR). Sensitivity analysis for significant financial assets and liabilities denominated in foreign currencies illustrate as follows:

	December 31, 2022
					Sensitivity analysis
	Foreign
	currency					Effect on
	amount	Exchange	Functional	Book value	Degree of	profit or
	(in thousands)	rate	currency	(USD)	variation	loss
Financial assets
Monetary items
USD:NTD	$22,660	30.71	$695,889	$22,660	1%	$227
EUR:NTD	833	32.72	27,256	888	1%	9
JPY:NTD	436,755	0.23	100,454	3,271	1%	33
Financial liabilities
Monetary items
USD:NTD	2,620	30.71	80,460	2,620	1%	26
USD:JPY	221	132.14	29,203	221	1%	2
USD:RMB	65	6.97	453	65	1%	1

	June 30, 2023
					Sensitivity analysis
	Foreign
	currency					Effect on
	amount	Exchange	Functional	Book value	Degree of	profit or
	(in thousands)	rate	currency	(USD)	variation	loss
Financial assets
Monetary items
NTD:USD	$8,138	0.0321	$261	$261	1%	$3
EUR:USD	698	1.0858	758	758	1%	8
JPY:USD	272,288	0.0069	1,879	1,879	1%	19

Financial liabilities
Monetary items
USD:JPY	155	144.84	22,450	155	1%	2

(b)	Credit risk
i.	Credit risk refers to the risk of financial loss to the Group arising from default by the clients or counterparties of financial instruments on the contract obligations. The main factor is that counterparties could not repay in full the accounts receivable based on the agreed terms, and the financial assets at amortized cost.
ii.	The Group’s credit risk was mainly arising from bank deposits, trade receivables, other financial assets and deposits. The Company adopted a policy of only dealing with creditworthy counterparties and financial institutions to mitigate the risk of financial loss from defaults.
iii.	The default occurs when the contract payments are past due over 180 days.
iv.	The Group adopts following assumptions under IFRS 9 to assess whether there has been a significant increase in credit risk on that instrument since initial recognition:

If the contract payments were past due over 30 days based on the terms, there has been a significant increase in credit risk on that instrument since initial recognition.

v.	The Group classifies customers’ accounts receivable in accordance with geographic area and credit rating of customer. The Group applies the modified approach to estimate expected credit loss under the provision matrix basis.
vi.	The Group used the territory economic forecasts to adjust historical and timely information to assess the default possibility of accounts receivable.
vii.	The loss amounts of accounts receivable allowance using simplified method were de minimis, thus, the loss was not recognized as at December 31, 2022 and June 30, 2023.
(c)	Liquidity risk
i.	Cash flow forecasting is performed in the operating entities of the Group and aggregated by the Group’s finance department. The Group’s finance department monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs.
ii.	Surplus cash held by the operating entities over and above balance required for working capital management are managed by the Group’s finance department. The Group’s finance department invests surplus cash in interest bearing current accounts and time deposits, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient head-room as determined by the above-mentioned forecasts. As at December 31, 2022 and June 30, 2023, the Group held money market position of $ 191,077 and $195,843, respectively, which are expected to readily generate cash inflows for managing liquidity risk.
iii.	The table below analyses the Group’s non-derivative financial liabilities based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than	Between 2-5	Over
Non-derivative financial liabilities: December 31, 2022	1 year	years	5 years
Financial liabilities at fair value through profit or loss	$—	$3,207	$—
Other payables (including related parties)	9,371	—	—
Lease liabilities (Note)	255	89	—
Guarantee deposits received	—	25	—

	Less than	Between 2-5	Over
Non-derivative financial liabilities: June 30, 2023	1 year	years	5 years
Financial liabilities at fair value through profit or loss	$—	$3,451	$—
Other payables (including related parties)	8,144	—	—
Lease liabilities (Note)	433	464	—
Guarantee deposits received	—	25	—

Note: The amount included the interest of estimated future payments.

12(3)Fair value information

A.	The different levels that the inputs to valuation techniques are used to measure fair value of financial and non-financial instruments have been defined as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date. A market is regarded as active where a market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability.

B.	The carrying amounts of the Group’s financial instruments not measured at fair value (including cash and cash equivalents, current financial assets at amortized cost, accounts receivable, other receivables, guarantee deposits paid, accounts payable, other payables (including related parties) and guarantee deposits received) are approximate to their fair values.
C.	The related information of financial instruments measured at fair value by level on the basis of the nature, characteristics and risks of the liabilities at December 31, 2022 and June 30, 2023 is as follows:
(a)	The related information of natures of the liabilities is as follows:

December 31, 2022	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$1,769	$1,438	$—	$3,207

June 30, 2023	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$1,897	$1,554	$—	$3,451

(b)	The methods and assumptions the Group used to measure fair value are as follows:
i.	Except those mentioned in point (ii) ~ (iii) below, the carrying amounts of the Group’s financial instruments not measured at fair value (including cash and cash equivalents, accounts receivable, other receivables, notes payable, accounts payable and other payables) approximate to their fair values.
ii.	Fair value of the Perfect Public Warrants is determined based on market quotation price.
iii.	Fair value of the Perfect Private Placement Warrants and Forward Purchase Warrants are determined based on the Perfect Public Warrants with adjustments to the implied volatility.
D.	For the six months ended June 30, 2022 and 2023, there was no transfer between Level 1 and Level 2.

E.	For the six months ended June 30, 2022 and 2023, there was no transfer into or out from Level 3.